Summary of Significant Accounting Policies (Details Narrative)	4 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Accounting Policies [Abstract]
Restricted cash	$ 1,500,000				$ 1,500,000
Allowance for expected credit losses	13,281		10,423		13,281
Prepayments and other assets	600		1,725		600
Impairment of long-lived assets			0		0
Deferred IPO cost	112,900		482,183		112,900
Employee benefit plan	$ 4,714	$ 6,300	5,088	$ 6,800		4,489	$ 6,000
Contributions amount			115,511		51,692
Other comprehensive income			$ 145